Other Expense, Net	6 Months Ended
Mar. 31, 2025
Other Expense, Net [Abstract]
OTHER EXPENSE, NET	NOTE 9 – OTHER EXPENSE, NET
	For the six months ended March 31,
	2024	2025
Foreign exchange loss	(142,194)	(239,574)
Miscellaneous income	16	-
Total	$(142,178)	$(239,574)